RELATED PARTY TRANSACTIONS (Schedule of related party leasing revenues and repayments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Profit sharing income – related parties	$ 1,510	$ 1,512
Interest income related parties – direct financing leases	382	4,452
Service revenue related parties – direct financing leases	1,746	3,258
Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	25,689	25,261
Profit sharing income – related parties	1,510	1,244
Frontline Shipping
Related Party Transaction [Line Items]
Profit sharing income – related parties	0	268
Interest income related parties – direct financing leases	382	766
Service revenue related parties – direct financing leases	1,746	3,258
Direct financing lease repayments	1,752	3,176
Seadrill
Related Party Transaction [Line Items]
Operating lease income	17,770	7,912
Interest income related parties – direct financing leases	0	3,686
Direct financing lease repayments	$ 0	$ 2,703